Investment Objectives and Goals	Oct. 22, 2025
Roundhill Inverse Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse Dow 30 WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of shares of the SPDR® Dow Jones® Industrial AverageSM ETF Trust (NYSE Arca: DIA) (the “Dow 30 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of shares of the iShares Russell 2000 ETF (NYSE Arca: IWM) (the “Russell 2000 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of the Invesco QQQ Trust, Series 1 (Nasdaq: QQQ) (the “Innovation-100 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Roundhill Inverse S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Inverse S&P 500® WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to the inverse of 1.2 times (-120%) the calendar week total return of shares of the SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (the “S&P 500® ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.